EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on March 16, 2020 (Accession No. 0001193125-20-074472), to the Prospectus dated May 1, 2019, as supplemented, for the EQ Advisors Trust.

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